Convertible loan	12 Months Ended
Dec. 31, 2023
Convertible loan
Convertible loan

12.Convertible loan

In October 2020, the Group entered into certain equity transfer agreements (the “Agreements”) with Ningxia Fengyin Enterprise Management Consulting LLP (“Ningxia Fengyin”) to obtain total equity interests of Yinchuan Chuanxi Technology Co., Ltd. (“Chuanxi Technology”), an entity that holds only cash in RMB400,000 and no other assets or liability, for total consideration of RMB400,000 (the “Consideration”).

As part of the transaction, in October 2020, the Group issued a warrant (the “Warrant”) to Otov Alfa Holding Limited (the “Otov Alfa”), an entity designated by Ningxia Fengyin, to subscribe 320,036,576 class A ordinary shares of the Company at par value US$0.000125 per share (the “Warrant Shares”). The Warrant is exercisable immediately and will expire on the third anniversary of October 22, 2020. If the Warrant is exercised before its expiration date, the Group will be released from the obligation of paying corresponding portion of the Consideration. The un-released portion of the Consideration bears an annual interest rate of 8.75%, and the interest is payable quarterly.

The Consideration payable was accounted as a liability. Since the Warrant is not detachable from the debt and is not a derivative, and no cash conversion features and beneficial conversion features are contained in the instrument, the Consideration payable and the Warrant were entered into together at the same time and in contemplation with each other, thus were determined as convertible loan in substance. This convertible loan was accounted as a liability equal to the proceeds received in entirety (the RMB400 million held by Chuangxi Technology). The Group has repaid RMB306,000 of convertible loan and proceeds another RMB19,000 from new issuance of convertible loan during the year ended December 31, 2022.

To settle the remaining balance of convertible loan, the Company has disposed of SCHL Group to Otov Alfa at nil consideration on May 26, 2023. Upon the completion of disposal of SCHL Group, the convertible loan was derecognized and the Company did not have any further repayment obligation. On May 26, 2023, the Company also entered into a termination agreement with Otov Alfa (“Warrant Termination Agreement”) as part of the Deconsolidation (see Note 4 (ii)), under which the Company and Otov Alfa agree that all terms and provisions in the Warrant shall be terminated, and all rights and obligations of the relevant parties under the warrant shall be ceased and terminated with immediate effect upon the effectiveness of the Warrant Termination Agreement.

To secure the Consideration due to Ningxia Fengyin, on December 2, 2020, the Group pledged 100% equity interest of Ganzhou Micro Finance, a subsidiary of the Group, to Ningxia Fengyin. Upon the Deconsolidation and the termination of the warrant, such pledge was also released.

Convertible loan principal was RMB113,000  and nil as of December 31, 2022 and 2023, respectively. Accrued interest payable was RMB8,127 and nil as of December 31, 2022 and 2023. For the years ended December 31, 2021, 2022 and 2023, interest expenses were RMB35,000, RMB21,377 and RMB4,056, respectively.